History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Trust A [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	¥ 2,720,000
Remaining paid-in capital of structure entities	2,720,000
Trust B [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,720,000
Remaining paid-in capital of structure entities	2,720,000
Trust C [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,629,840
Remaining paid-in capital of structure entities	2,629,840
Trust D [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,260,000
Remaining paid-in capital of structure entities	2,260,000
Trust E [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,864,000
Remaining paid-in capital of structure entities	1,864,000
Asset Management Product A [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,686,553
Remaining paid-in capital of structure entities	1,686,553
Trust F [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,479,643
Remaining paid-in capital of structure entities	1,479,643
Trust G [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,288,920
Remaining paid-in capital of structure entities	1,288,920
Trust H [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,166,218
Remaining paid-in capital of structure entities	1,166,218
Asset Management Product B [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	994,471
Remaining paid-in capital of structure entities	¥ 994,471